Investments (Summary Of Fixed Maturities And Equity Securities Available For Sale By Component) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	$ 10,924,244		$ 10,435,497
Fixed Maturities: Fair Value	11,888,205		10,543,034
Equity Securities: Cost or Amortized Cost	14,875		14,875
Equity Securities: Fair Value	17,056		17,154
Cost or Amortized Cost	10,939,119		10,450,372
Total Gross Unrealized Gains	1,205,376		477,617
Total Gross Unrealized Losses	(239,234)		(367,801)
Total Fair Value	11,905,261		10,560,188
Amount per The Balance Sheet	11,905,261		10,560,188
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	65,283		78,387
Fixed Maturities: Gross Unrealized Gains	1,756		1,347
Fixed Maturities: Gross Unrealized Losses	(4)		(1,060)
Fixed Maturities: Fair Value	67,035		78,674
Fixed maturities: Amount per the Balance Sheet	67,035		78,674
% of Total Fixed Maturities	1.00%	[1]	1.00%
States, Municipalities, And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	1,213,082		1,212,185
Fixed Maturities: Gross Unrealized Gains	118,636		10,752
Fixed Maturities: Gross Unrealized Losses	(1,896)		(41,811)
Fixed Maturities: Fair Value	1,329,822		1,181,126
Fixed maturities: Amount per the Balance Sheet	1,329,822		1,181,126
% of Total Fixed Maturities	11.00%	[1]	11.00%
Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	21,832		22,352
Fixed Maturities: Gross Unrealized Gains	1,327		679
Fixed Maturities: Gross Unrealized Losses	0		0
Fixed Maturities: Fair Value	23,159		23,031
Fixed maturities: Amount per the Balance Sheet	23,159		23,031
% of Total Fixed Maturities	0.00%	[1]	0.00%
Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	8,357,809		7,707,938
Fixed Maturities: Gross Unrealized Gains	1,051,019		423,076
Fixed Maturities: Gross Unrealized Losses	(137,908)		(210,149)
Fixed Maturities: Fair Value	9,270,920		7,920,865
Fixed maturities: Amount per the Balance Sheet	9,270,920		7,920,865
% of Total Fixed Maturities	78.00%	[1]	75.00%
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	60,437		56,525
Fixed Maturities: Gross Unrealized Gains	0		0
Fixed Maturities: Gross Unrealized Losses	(30,117)		(34,069)
Fixed Maturities: Fair Value	30,320		22,456
Fixed maturities: Amount per the Balance Sheet	30,320		22,456
% of Total Fixed Maturities	0.00%	[1]	0.00%
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	42,862		46,406
Fixed Maturities: Gross Unrealized Gains	3,210		3,010
Fixed Maturities: Gross Unrealized Losses	(1,392)		(678)
Fixed Maturities: Fair Value	44,680		48,738
Fixed maturities: Amount per the Balance Sheet	44,680		48,738
% of Total Fixed Maturities	0.00%	[1]	1.00%
Redeemable Preferred Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	1,162,939		1,311,704
Fixed Maturities: Gross Unrealized Gains	27,184		36,405
Fixed Maturities: Gross Unrealized Losses	(67,854)		(79,965)
Fixed Maturities: Fair Value	1,122,269		1,268,144
Fixed maturities: Amount per the Balance Sheet	1,122,269		1,268,144
% of Total Fixed Maturities	10.00%	[1]	12.00%
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed Maturities: Cost or Amortized Cost	10,924,244		10,435,497
Fixed Maturities: Gross Unrealized Gains	1,203,132		475,269
Fixed Maturities: Gross Unrealized Losses	(239,171)		(367,732)
Fixed Maturities: Fair Value	11,888,205		10,543,034
Fixed maturities: Amount per the Balance Sheet	11,888,205		10,543,034
% of Total Fixed Maturities	100.00%	[1]	100.00%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Equity Securities: Cost or Amortized Cost	14,875		14,875
Equity Securities: Gross Unrealized Gains	2,244		2,348
Equity Securities: Gross Unrealized Losses	(63)		(69)
Equity Securities: Fair Value	17,056		17,154
Equity securities: Amount per the Balance Sheet	$ 17,056		$ 17,154

[1]	At fair value